Financial instruments - Fair values and risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Changes in equity due to decrease in risk component	€ 0.0	€ 0.0	€ 0.0
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption	10.00%
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Changes in profit loss due to increase in risk component	€ (2.0)	(33.0)	(235.0)
Changes in profit loss due to decrease in risk component	26.0	40.0	246.0
Changes in equity due to increase in risk component	(588.0)	(372.0)	(531.0)
Changes in equity due to decrease in risk component	€ 695.0	304.0	€ 649.0
Jet fuel risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of Reasonably Possible Increase (decrease) in Risk Assumption	10.00%
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Changes in profit loss due to increase in risk component	€ 47.0	4.0
Changes in profit loss due to decrease in risk component	(40.0)	(4.0)
Changes in equity due to increase in risk component	234.0	65.0
Changes in equity due to decrease in risk component	€ (234.0)	€ (65.0)